Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS III
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Tax Exempt Money Market Fund (the “Fund”)(formerly, USAA®
Tax Exempt Money Market Fund)
Supplement dated October 2, 2023, to the Prospectus dated July 1, 2023 (“Prospectus”)The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds in July 2023. Effective October 2, 2023, the Fund may no longer impose a redemption gate and the imposition of liquidity fees are no longer tied to the Fund’s weekly liquid assets. As a result of these changes, the following disclosure has been revised as stated below:1.The following replaces the risks titled “Stable Net Asset Value Risk” and “Liquidity Fees and Gates” under the “Principal Risks” section found on pages 21 and 22 of the Prospectus.Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.Discretionary Liquidity Fees Risk – The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such a liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.2.The following is added as the last sentence under the “Purchase and Sale of Fund Shares” section found on page 23 of the Prospectus.The Fund may a impose discretionary liquidity fees if the Fund’s Board determines that such liquidity fees are in the best interests of the Fund.3.The following replaces the risk titled “Liquidity Fees and Gates” under the “Risk Factors” section found on pages 32 and 33 of the Prospectus.Discretionary Liquidity Fee Risk: The Victory Tax Exempt Money Market Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board that such liquidity fees are in the best interests of the Fund. Upon such a determination, the Fund could impose liquidity fees on redemptions of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.4.The following replaces the third paragraph under “Effective Date of Purchase” subsection found on pages 45 and 46 of the Prospectus.As discussed in more detail under “How to Sell Shares,” the Victory Tax Exempt Money Market Fundmay impose a liquidity fee on redemptions, subject to a determination by the Fund’s Board that such liquidity fees are in the best interests of the Fund. The Fund will notify shareholders of the imposition and lifting of any liquidity fee via the Fund’s website, VictoryFunds.com. Any unprocessed purchase order received prior to such notification will be treated as canceled unless reconfirmed/valid and processed accordingly.5.The following replaces the subsection titled “Liquidity Fees and Redemption Gates” found on page 52 of the Prospectus.Liquidity FeesThe Victory Tax Exempt Money Market Fund may impose liquidity fees on redemptions, subject to the determination by the Fund’s Board that such liquidity fees are in the best interests of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The Victory Tax Exempt Money Market Fund will notify shareholders of the imposition and lifting of any liquidity fee via the Fund’s website. Liquidity fees may be used to offset any losses to the Fund when it seeks to process redemption requests during periods of market stress. Although the tax treatment of liquidity fees is unclear, currently it is expected that a liquidity fee will not have a tax effect for the Fund.If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Portfolios IIIVictory Treasury Money Market Trust(formerly, USAA® Treasury Money Market Trust)Supplement dated October 2, 2023, to the Prospectus dated July 1, 2023The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds in July 2023. Effective October 2, 2023, the Fund may no longer impose a redemption gate and the imposition of liquidity fees are no longer tied to the Fund’s weekly liquid assets. As a result of these changes, the following disclosure has been revised as stated below:1.The following replaces the last sentence under the “Principal Investment Strategy” section found on page 2 of the Prospectus.Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.2.The following replaces the risk titled “Stable Net Asset Value Risk” under the “Principal Risks” section found on page 2 of the Prospectus.Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.3.The following replaces the fifth paragraph under the “Additional Fund Information” section found on page 5 of the Prospectus.Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.4.The following replaces the first paragraph under the risk titled “Stable Net Asset Value Risk” under the “Risk Factors” section found on page 7 of the Prospectus.Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Tax Exempt Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Tax Exempt Money Market Fund (the “Fund”)(formerly, USAA®
Tax Exempt Money Market Fund)
Supplement dated October 2, 2023, to the Prospectus dated July 1, 2023 (“Prospectus”)The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds in July 2023. Effective October 2, 2023, the Fund may no longer impose a redemption gate and the imposition of liquidity fees are no longer tied to the Fund’s weekly liquid assets. As a result of these changes, the following disclosure has been revised as stated below:1.The following replaces the risks titled “Stable Net Asset Value Risk” and “Liquidity Fees and Gates” under the “Principal Risks” section found on pages 21 and 22 of the Prospectus.Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.Discretionary Liquidity Fees Risk – The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such a liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.2.The following is added as the last sentence under the “Purchase and Sale of Fund Shares” section found on page 23 of the Prospectus.The Fund may a impose discretionary liquidity fees if the Fund’s Board determines that such liquidity fees are in the best interests of the Fund.3.The following replaces the risk titled “Liquidity Fees and Gates” under the “Risk Factors” section found on pages 32 and 33 of the Prospectus.Discretionary Liquidity Fee Risk: The Victory Tax Exempt Money Market Fund may impose discretionary liquidity fees on redemptions, subject to a determination by the Fund’s Board that such liquidity fees are in the best interests of the Fund. Upon such a determination, the Fund could impose liquidity fees on redemptions of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.4.The following replaces the third paragraph under “Effective Date of Purchase” subsection found on pages 45 and 46 of the Prospectus.As discussed in more detail under “How to Sell Shares,” the Victory Tax Exempt Money Market Fundmay impose a liquidity fee on redemptions, subject to a determination by the Fund’s Board that such liquidity fees are in the best interests of the Fund. The Fund will notify shareholders of the imposition and lifting of any liquidity fee via the Fund’s website, VictoryFunds.com. Any unprocessed purchase order received prior to such notification will be treated as canceled unless reconfirmed/valid and processed accordingly.5.The following replaces the subsection titled “Liquidity Fees and Redemption Gates” found on page 52 of the Prospectus.Liquidity FeesThe Victory Tax Exempt Money Market Fund may impose liquidity fees on redemptions, subject to the determination by the Fund’s Board that such liquidity fees are in the best interests of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The Victory Tax Exempt Money Market Fund will notify shareholders of the imposition and lifting of any liquidity fee via the Fund’s website. Liquidity fees may be used to offset any losses to the Fund when it seeks to process redemption requests during periods of market stress. Although the tax treatment of liquidity fees is unclear, currently it is expected that a liquidity fee will not have a tax effect for the Fund.If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Risk [Text Block]	rr_RiskTextBlock	Victory Tax Exempt Money Market Fund (the “Fund”)(formerly, USAA®Supplement dated October 2, 2023, to the Prospectus dated July 1, 2023 (“Prospectus”)The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds in July 2023. Effective October 2, 2023, the Fund may no longer impose a redemption gate and the imposition of liquidity fees are no longer tied to the Fund’s weekly liquid assets. As a result of these changes, the following disclosure has been revised as stated below:1.The following replaces the risks titled “Stable Net Asset Value Risk” and “Liquidity Fees and Gates” under the “Principal Risks” section found on pages 21 and 22 of the Prospectus.
Victory Tax Exempt Money Market Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Victory Tax Exempt Money Market Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Victory Tax Exempt Money Market Fund | Stable Net Asset Value Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Victory Tax Exempt Money Market Fund | Discretionary Liquidity Fees Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Discretionary Liquidity Fees Risk – The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such a liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Victory Treasury Money Market Trust
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIIVictory Treasury Money Market Trust(formerly, USAA® Treasury Money Market Trust)Supplement dated October 2, 2023, to the Prospectus dated July 1, 2023The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds in July 2023. Effective October 2, 2023, the Fund may no longer impose a redemption gate and the imposition of liquidity fees are no longer tied to the Fund’s weekly liquid assets. As a result of these changes, the following disclosure has been revised as stated below:1.The following replaces the last sentence under the “Principal Investment Strategy” section found on page 2 of the Prospectus.Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.2.The following replaces the risk titled “Stable Net Asset Value Risk” under the “Principal Risks” section found on page 2 of the Prospectus.Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.3.The following replaces the fifth paragraph under the “Additional Fund Information” section found on page 5 of the Prospectus.Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.4.The following replaces the first paragraph under the risk titled “Stable Net Asset Value Risk” under the “Risk Factors” section found on page 7 of the Prospectus.Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Risk [Text Block]	rr_RiskTextBlock	Victory Portfolios IIIVictory Treasury Money Market Trust(formerly, USAA® Treasury Money Market Trust)Supplement dated October 2, 2023, to the Prospectus dated July 1, 2023The U.S. Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern money market funds in July 2023. Effective October 2, 2023, the Fund may no longer impose a redemption gate and the imposition of liquidity fees are no longer tied to the Fund’s weekly liquid assets. As a result of these changes, the following disclosure has been revised as stated below:1.The following replaces the last sentence under the “Principal Investment Strategy” section found on page 2 of the Prospectus.
Victory Treasury Money Market Trust | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Victory Treasury Money Market Trust | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Victory Treasury Money Market Trust | Stable Net Asset Value Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stable Net Asset Value Risk – You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.